INCOME TAXES - Components of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income before income taxes and non-controlling interests [Line Items]
Domestic - Luxembourg	$ 25,490	$ (50,822)
Income (loss) before income taxes and non-controlling interests	15,285	(57,706)
Foreign - U.S.
Income before income taxes and non-controlling interests [Line Items]
Foreign - U.S. and Non-U.S.	(9,536)	(13,243)
Foreign - non-U.S.
Income before income taxes and non-controlling interests [Line Items]
Foreign - U.S. and Non-U.S.	$ (669)	$ 6,359